DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES, NET	6 Months Ended
Jun. 30, 2025
Deposits Prepayments And Other Receivables Net
DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES, NET

NOTE 3 – DEPOSITS, PREPAYMENTS AND OTHER RECEIVABLES, NET

Deposits, prepayments and other receivables, net consist of the following:

	As of
	June 30, 2025	December 31, 2024
Consideration receivable	$1,625,779	$1,625,779
Deposits	101,998	22,484
Prepayments	633,574	2,573,047
Other receivables	122,905	125,326
	2,484,256	4,346,636
Less: allowance for credit losses	(1,748,292)	(1,749,619)
Total	$735,964	$2,597,017

During the six months ended June 30, 2025, the prepaid marketing service fees of approximately $0.86 million were amortized over their service periods and expensed to the marketing expenses in the unaudited condensed statements of operations and comprehensive loss.

The movement of allowances for credit losses is as follow:

	As of
	June 30, 2025	December 31, 2024
Balance at beginning, January 1	$(1,749,619)	$—
Allowance for credit losses	—	(1,749,619)
Foreign currency translation	1,327	—
Balance at end, June 30/December 31	$(1,748,292)	$(1,749,619)

For the six months ended June 30, 2025 and 2024, there were no allowance of credit losses charged on deposits, prepayments and other receivables.